Restricted net assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted net assets
Amount appropriated to Statutory Reserve	¥ 24,444	¥ 51,504
Accumulated reserves	75,948	¥ 51,504
Amounts restricted	¥ 11,481,519